Liquidity - Private Placement Transactions (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020
Financial Liabilities
Effective Interest Rate	1.23%	1.23%	0.83%	0.87%
Carrying Amount	€ 10,943		€ 13,005
Private placements
Financial Liabilities
Carrying Amount	€ 405		790
Tranche 7-2012
Financial Liabilities
Coupon Rate	3.18%	3.18%
Effective Interest Rate	3.22%	3.22%
Nominal Volume | $		$ 444.5
Carrying Amount	€ 0		396
Tranche 8-2012
Financial Liabilities
Coupon Rate	3.33%	3.33%
Effective Interest Rate	3.37%	3.37%
Nominal Volume | $		$ 323.0
Carrying Amount	€ 306		300
Tranche 9-2012
Financial Liabilities
Coupon Rate	3.53%	3.53%
Effective Interest Rate	3.57%	3.57%
Nominal Volume | $		$ 100.0
Carrying Amount	€ 99		€ 94